Operating Segments: Schedule of Segment Reporting Information, by Segment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment revenues		$ 8,466,965	$ 4,914,118
Consolidated revenues (segments)	10,305,736
Segment cost of sales	7,166,464	5,609,836	2,559,545
Segment depreciation and amortization	2,745,126	2,745,126	1,209,769
Segment general and administrative expenses	25,752,836	11,635,216	14,294,835
Segment other income (expense)	81,537	1,670,182	(850,317)
Segment net income (loss)	(25,277,153)	(9,640,578)	(14,000,348)
Segment total assets	86,430,766	14,946,946	14,082,785
Energy Efficiency
Segment revenues	3,366,037	3,444,821	3,861,534
Segment cost of sales	1,537,749	2,153,694	1,593,299
Segment depreciation and amortization	517,973	511,981	542,110
Segment general and administrative expenses	2,756,496	2,302,447	2,786,623
Segment other income (expense)	(29,191)	(34,023)	(39,519)
Segment net income (loss)	(1,475,372)	(1,557,324)	(1,100,017)
Segment total assets	915,612	865,746	1,281,437
Construction and Maintenance
Segment revenues	6,656,828	5,022,144	1,052,584
Segment cost of sales	5,534,754	3,456,142	966,246
Segment depreciation and amortization	1,888,059	1,876,904	629,148
Segment general and administrative expenses	2,991,800	2,482,062	1,002,834
Segment other income (expense)	(1,697)	12,466	(7,589)
Segment net income (loss)	(3,759,482)	(2,780,498)	(1,553,233)
Segment total assets	6,610,949	3,713,170	1,518,422
Corporate Segment
Segment revenues	282,871
Segment cost of sales	93,961
Segment depreciation and amortization	339,094	143,788	38,511
Segment general and administrative expenses	20,004,540	6,850,707	10,505,378
Segment other income (expense)	112,425	1,691,739	(803,209)
Segment net income (loss)	(20,042,299)	(5,302,756)	(11,347,098)
Segment total assets	$ 78,904,205	$ 10,368,030	$ 11,282,926